Goodwill	3 Months Ended
Mar. 31, 2017
Goodwill
2. Goodwill

	Three months ended	Year ended
	March 31,	December 31,
	2017	2016
	(in thousands)

Opening balance	$616,088	$588,434
Current period acquisitions (Note 3)	-	34,576
Prior period acquisitions (Note 3)	-	7,689
Foreign exchange movement	1,725	(14,611)

Closing balance	$617,813	$616,088